UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               8-16-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 102
                                        -------------------

Form 13F Information Table Value Total: $ 173,090
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                             Common Stock   88579Y101   3,168,000     35,200    SOLE                            X
AT&T WIRELESS CORP             Common Stock   001957406     735,000     51,346    SOLE                            X
ABBOTT LABORATORIES            Common Stock   002824100   3,508,000     86,084    SOLE                            X
ADVANCED FIBRE COMMUNICATIONS  Common Stock   00754A105     693,000     34,350    SOLE                            X
AGILENT TECHNOLOGIES           Common Stock   00846U101     940,000     32,111    SOLE                            X
AIR PRODUCTS & CHEMICALS       Common Stock   009158106     634,000     12,100    SOLE                            X
AMBAC FINANCIAL GROUP          Common Stock   023139108   1,799,000     24,500    SOLE                            X
AMERICAN AXLE & MANUFACTURING  Common Stock   024061103     509,000     14,000    SOLE                            X
AMERICAN EXPRESS CO.           Common Stock   025816109   1,473,000     28,670    SOLE                            X
AMERICAN INTL. GROUP           Common Stock   026874107   4,607,000     64,645    SOLE                            X
AMGEN INC.                     Common Stock   031162100   3,872,000     70,961    SOLE                            X
AVON PRODUCTS                  Common Stock   054303102   2,431,000     52,700    SOLE                            X
BB&T CORPORATION               Common Stock   054937107   1,500,000     40,600    SOLE                            X
BP plc (ADR)                   Common Stock   055622104   1,638,000     30,582    SOLE                            X
BAKER HUGHES, INC.             Common Stock   057224107     753,000     20,000    SOLE                            X
BANK ONE CORP                  Common Stock   06423a103     805,000     15,800    SOLE                            X
BAXTER INTERNATIONAL           Common Stock   071813109   2,005,000     58,100    SOLE                            X
BOEING CORPORATION             Common Stock   097023105   1,277,000     25,000    SOLE                            X
BRISTOL-MYERS SQUIBB           Common Stock   110122108   1,243,000     50,750    SOLE                            X
CAPITAL ONE FINANCIAL          Common Stock   14040H105   2,858,000     41,800    SOLE                            X
CHARTER COMMUNICATIONS         Common Stock   16117M107      46,000     12,000    SOLE                            X
CHEVRON TEXACO                 Common Stock   166764100     644,000      6,850    SOLE                            X
CHOICEPOINT INC.               Common Stock   170388102     799,000     17,500    SOLE                            X
CHUBB INSURANCE                Common Stock   171232101   1,390,000     20,400    SOLE                            X
CIENA CORPORATION              Common Stock   171779101      51,000     14,000    SOLE                            X
CISCO SYSTEMS                  Common Stock   17275R102   2,685,000    113,300    SOLE                            X
CITIGROUP                      Common Stock   172967101   3,873,000     83,293    SOLE                            X
COCA COLA                      Common Stock   191216100   3,289,000     65,155    SOLE                            X
COMPUTER SCIENCES              Common Stock   205363104     701,000     15,100    SOLE                            X
CONOCO PHILLIPS                Common Stock   20825c104     424,000      5,565    SOLE                            X
CORNING INC.                   Common Stock   219350105     598,000     45,800    SOLE                            X
DISNEY (WALT) CO.              Common Stock   254687106   1,763,000     69,175    SOLE                            X
DONALDSON CORP                 Common Stock   257651109   1,517,000     51,800    SOLE                            X
DOVER CORP                     Common Stock   260003108   1,696,000     40,300    SOLE                            X
DUPONT DE NEMOURS              Common Stock   263534109   1,866,000     42,026    SOLE                            X
EMC CORP                       Common Stock   268648102     493,000     43,310    SOLE                            X
EMERSON CO.                    Common Stock   291011104   1,413,000     22,250    SOLE                            X
ENDURANCE SPECIALTY HOLDINGS   Common Stock   G30397106     995,000     28,600    SOLE                            X
EXXON MOBIL                    Common Stock   30231G102   7,815,000    175,980    SOLE                            X
FLOWSERVE CORP.                Common Stock   34354P105     665,000     26,700    SOLE                            X
GANNETT CO., INC.              Common Stock   36473010      271,000      3,200    SOLE                            X
GENERAL ELECTRIC               Common Stock   369604103   6,758,000    208,600    SOLE                            X
GENTEX CORP.                   Common Stock   371901109     214,000      5,400    SOLE                            X
GILLETTE COMPANY               Common Stock   375766102   2,675,000     63,100    SOLE                            X
HERSHEY FOODS CORPORATION      Common Stock   427866108     555,000     12,000    SOLE                            X
HOME DEPOT                     Common Stock   437076102   2,920,000     82,976    SOLE                            X
HONEYWELL INTL                 Common Stock   438516106   2,923,000     79,810    SOLE                            X
HOSPIRA, INC.                  Common Stock   441060100     227,000      8,238    SOLE                            X
IBM CORPORATION                Common Stock   459200101   2,132,000     24,191    SOLE                            X
INCO LTD                       Common Stock   453258402     729,000     21,100    SOLE                            X
INTEL CORP.                    Common Stock   458140100   2,824,000    102,325    SOLE                            X
INTERACTIVE CORP               Common Stock   45840Q101     849,000     28,200    SOLE                            X
JP MORGAN CHASE & CO.          Common Stock   46625H100   2,482,000     64,040    SOLE                            X
JOHNSON & JOHNSON              Common Stock   478160104   7,305,000    131,150    SOLE                            X
JOHNSON CONTROLS, INC.         Common Stock   478366107     408,000      7,650    SOLE                            X
LANDAUER INC.                  Common Stock   51476K103     363,000      8,150    SOLE                            X
LILLY (ELI) & CO.              Common Stock   532457108   2,027,000     29,000    SOLE                            X
LOCKHEED MARTIN CORP           Common Stock   539830109   1,260,000     24,200    SOLE                            X
LUCENT TECHNOLOGIES            Common Stock   549463107     150,000     39,920    SOLE                            X
MBNA CORP.                     Common Stock   55262L100   2,016,000     78,203    SOLE                            X
MARTIN MARIETTA MATERIALS      Common Stock   573284106     642,000     14,500    SOLE                            X
MCCORMICK & CO                 Common Stock   579780206   1,239,000     36,450    SOLE                            X
MEDCO HEALTH SOLUTIONS, INC.   Common Stock   58405U102     231,000      6,173    SOLE                            X
MEDTRONIC                      Common Stock   585055106     725,000     14,892    SOLE                            X
MELLON FINANCIAL               Common Stock   58551A108     712,000     24,300    SOLE                            X
MERCK & CO.                    Common Stock   589331107   2,099,000     44,200    SOLE                            X
MERRILL LYNCH                  Common Stock   590188108   3,144,000     58,250    SOLE                            X
MICROSOFT CORPORATION          Common Stock   594918104   2,754,000     96,440    SOLE                            X
MOTOROLA, INC.                 Common Stock   620076109     671,000     36,800    SOLE                            X
NETWORK APPLIANCE              Common Stock   64120J104     523,000     24,300    SOLE                            X
NOKIA CORP                     Common Stock   654902204     200,000     13,800    SOLE                            X
NORTEL NETWORKS                Common Stock   656568102     219,000     44,041    SOLE                            X
ORACLE CORPORATION             Common Stock   68389X105   3,235,000    271,200    SOLE                            X
PATTERSON DENTAL COMPANY       Common Stock   703412106     688,000      9,000    SOLE                            X
PAYCHEX INC                    Common Stock   704326107   2,364,000     69,800    SOLE                            X
PEPSICO                        Common Stock   713448108   1,721,000     31,955    SOLE                            X
PFIZER                         Common Stock   717081103   5,439,000    158,672    SOLE                            X
PHELPS DODGE                   Common Stock   717265102   1,007,000     13,000    SOLE                            X
PROCTER & GAMBLE               Common Stock   742718109   4,851,000     89,120    SOLE                            X
QUALCOMM                       Common Stock   747525103   2,514,000     34,450    SOLE                            X
REUTERS GROUP PLC              Common Stock   76132M102     815,000     20,000    SOLE                            X
ROYAL DUTCH PETROLEUM          Common Stock   780257804     211,000      4,100    SOLE                            X
RYAN'S FAMILY STEAKHOUSE       Common Stock   783519101     611,000     38,700    SOLE                            X
SCHLUMBERGER LIMITED           Common Stock   80685710      889,000     14,000    SOLE                            X
SMUCKER JM COMPANY             Common Stock   832696405     690,000     15,038    SOLE                            X
SOUTH TRUST CORPORATION        Common Stock   844730101     636,000     16,400    SOLE                            X
STRYKER CORPORATION            Common Stock   863667101   1,369,000     24,900    SOLE                            X
SYMANTEC                       Common Stock   871503108     617,000     14,100    SOLE                            X
TETRA TECH INC.                Common Stock   88162G103     807,000     49,500    SOLE                            X
THOMAS & BETTS CORP.           Common Stock   884315102     326,000     12,000    SOLE                            X
TIME WARNER                    Common Stock   887317105     829,000     47,200    SOLE                            X
TOOTSIE ROLL INDUSTRIES        Common Stock   890516107   1,257,000     38,690    SOLE                            X
TYCO INTERNATIONAL, LTD.       Common Stock   902124106     355,000     10,738    SOLE                            X
UNITED NATIONAL FOODS INC.     Common Stock   911163103     439,000     15,200    SOLE                            X
UNITED PARCEL SERVICE          Common Stock   911312106   8,862,000    117,900    SOLE                            X
UNITED TECHNOLOGIES            Common Stock   913017109     274,000      3,000    SOLE                            X
WM WRIGLEY JR. CO.             Common Stock   982526105   2,298,000     36,450    SOLE                            X
WAL-MART STORES, INC.          Common Stock   931142103     235,000      4,470    SOLE                            X
WASHINGTON MUTUAL INC.         Common Stock   939322103     629,000     16,300    SOLE                            X
WATERS CORP                    Common Stock   941848103   6,369,000    133,300    SOLE                            X
WOLVERINE WORLD WIDE           Common Stock   978097103     992,000     37,800    SOLE                            X
WYETH                          Common Stock   983024100     343,000      9,500    SOLE                            X